Description of the Business and Relevant Events	9 Months Ended
Sep. 30, 2023
Text block [abstract]
Description of the Business and Relevant Events
1.	Description of the Business and Relevant Events
I. Corporate Information
América Móvil, S.A.B. de C.V. and subsidiaries (hereinafter, the “Company”, “América Móvil”, “AMX”, “we”, “us” and “our”) was incorporated under the laws of Mexico on September 25, 2000. As of September 30, 2023, the Company provides telecommunications services
in 22 countries, as well as through a joint venture in Chile, throughout Latin America, the Caribbean and Europe. These telecommunications services include mobile and fixed-line voice services, wireless and fixed data services, internet access and Pay TV, over the top (OTT) and other related services. The Company also sells equipment, accessories and computers.

•	Voice services provided by the Company, both wireless and fixed, mainly include the following: airtime, local, domestic and international long- distance services, and network interconnection services.

•	Data services include value added, corporate networks, data and Internet services.

•	Pay TV represents basic services, as well as pay per view and additional programming and advertising services.

•	AMX provides other related services to advertising in telephone directories, publishing and call center services.

•	The Company also provides video, audio and other media content that is delivered through the internet directly from the content provider to the end user.
In order to provide these services, América Móvil has licenses, permits and concessions (collectively referred to herein as “licenses”) to build, install, operate and exploit public and/or private telecommunications networks and provide miscellaneous telecommunications services (mostly mobile and fixed voice and data services) and to operate frequency bands in the radio-electric spectrum for point-to-point
and
point-to-multipoint
microwave links. The Company holds licenses in the 22 countries where it has networks, and such licenses have different dates of expiration through 2056.
Licenses in certain countries require payment to the corresponding government of a share of sales determined as a percentage of revenues from services under concession. The percentage is set as either a fixed rate or, in some cases, based on certain size of the infrastructure in operation.
The corporate offices of América Móvil are located in Mexico City, Mexico, at
Lago Zurich 245, Colonia Ampliación Granada, Delegación Miguel Hidalgo, 11529, Mexico City, Mexico.
The Company’s unaudited interim condensed consolidated financial statements were approved for their issuance by the Chief Financial Officer on
January 16, 2024, and subsequent events have been considered through such date.
II. Relevant events

a.
On January 16, 2023, the Company informed that, after extensive dialogue with the Telephone Operators Union of the Mexican Republic, a constructive agreement had been reached regarding retirement conditions (pensions) for newly hired personnel that Teléfonos de México, S.A.B de C.V. (hereinafter, “Telmex”) hires from January 2023.

b.
On February 3, 2023 and June 30, 2023, as part of its reorganization plan approved in early 2021, the Company completed the sale of 1,388 and 2,980 telecommunications towers, property of its subsidiaries in the Dominican Republic and Peru, respectively, to Sitios Latinoamerica, S.A.B. de C.V. (hereinafter Sitios Latam), for an amount of Ps. 2,419,568 and 3,950,079, respectively. Therefore, a total of 3,480 towers were transferred.

c.
On February 6, 2023, the Company entered into a definitive agreement with Österreichische Beteiligungs AG (“OBAG”), with respect to their participations in Telekom Austria AG which provides a new term of 10 years and ensures AMX leadership and control over Telekom Austria Group. Also, it provides AMX the right to continue to nominate the majority of the Supervisory Board members and to nominate the Chairman and Chief Executive Officer of the Management Board of the Company with decision making vote over all management decisions. As part of the renewal of the Shareholders Agreement, AMX and OBAG have agreed to formally executed the spin-off
of the mobile towers in most of the countries in which Telekom Austria operates, including Austria. The implementation of the tower spin-off
will not result in changes in the core shareholder structure.

d.
On April 27, 2023, the Company’s shareholders approved a repurchase fund of Ps. 20 billion and the payment of an ordinary dividend of    Ps. 0.46 (forty six peso cents) per share to be paid in two installments: in July and November. They also agreed to the cancellation of the treasury shares acquired as part of its repurchase program, and to modify the sixth article of our bylaws to reduce the share capital proportionally to the cancellation of the shares.

e.
On June 9, 2023, the Company closed a 500 million-euro, five-year bullet loan for the new Euro Tele Sites, a tower company to be spun-off
from Telekom Austria. The loan was provided by a group of six international banks. On July 6, 2023, the same entity launched a 5.25%, 500 million-euro five-year bond. Euro Tele Sites will thus be fully funded at the time of the spin-off.

f.
On June 26, 2023, the Company launched the inaugural issue under its new Global Peso Notes program, under which it expects to issue an amount of up to Ps. 130 billion over five years. In its inaugural offering, registered both with the SEC in the U.S. and with the CNBV in Mexico, it placed a long seven-year, Ps. 17 billion, 9.5% sustainable bond—approximately one billion U.S. dollars equivalent—maturing in January 2031.

g.
On July 24, 2023, the Company through its subsidiary América Móvil, B.V. acquired shares corresponding to 5.55% of the voting rights in Telekom Austria AG from a private investor. As a consequence of the foregoing, the equity interest of the Company increases in the overall shareholding in Telekom Austria AG from 51% to 56.55%.

h.
On September 22, 2023, the Company completed the
spin-off
of EuroTeleSites AG and listed its shares on the Official Market of the Vienna Stock Exchange. The Telekom Austria AG shareholders received one EuroTeleSites AG share for every four
Telekom Austria AG shares they owned. Telekom Austria AG transferred 13 thousand towers in six countries to EuroTeleSites AG, along with a debt worth of one billion euros. EuroTeleSites AG has received a Baa2 rating from Moody’s and
BBB-
from Fitch. Telekom Austria currently has an
A-
rating from S&P and Fitch, and a Moody’s Baa1 rating.